Derivative Financial Instruments and Hedging Activities (Schedule of Offsetting Derivative Assets) (Details) $ in Millions	Jan. 02, 2016 USD ($)
Assets
Gross amount of derivatives subject to master netting agreements, assets	$ 3
Amount of derivatives not subject to master netting agreements, assets	13
Gross amount of derivatives, assets	16
Gross amount of eligible offsetting derivative assets, policy election not to offset	1
Gross amount of cash collateral received not offset	0
Net amount of derivatives subject to master netting agreements, assets	2
Net amount of derivatives, assets	15
Liabilities
Gross amount of derivatives subject to master netting agreements, liabilities	1
Amount of derivatives not subject to master netting agreements, liabilities	8
Gross amount of derivatives, liabilities	9
Gross amount of eligible offsetting derivative liabilities, policy election not to offset	1
Cash collateral pledged	0
Net amount of derivatives subject to master netting agreements, liabilities	0
Net amount of derivatives, liabilities	$ 8